SUPPLEMENT Dated April 27, 2010
To The Current Prospectus

GoldenSelect DVA Plus NY

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

1. Effective April 30, 2010 the following investment portfolio is now available under your Contract:

Fund Name	Investment Adviser/	Investment Objective
Subadviser
ING Investors Trust
ING Small Company Portfolio	Investment Adviser: ING	Seeks growth of capital primarily through
(Class S)	Investments, LLC	investment in a diversified portfolio of
	Investment Subadviser: ING	common stocks of companies with smaller
	Investment Management Co.	market capitalizations.

2. Effective April 30, 2010 the following fund name changes apply to the investment portfolios that are currently open to new investments, and also reflect a Subadviser change as noted:

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Evergreen Health Sciences Portfolio	ING Wells Fargo Health Care Portfolio(Class S)
ING Legg Mason Partners Aggressive Growth Portfolio	ING Legg Mason ClearBridge Aggressive Growth Portfolio
(Service Class)
ING Van Kampen Global Franchise Portfolio	ING Morgan Stanley Global Franchise Portfolio (Class S)
Former Subadviser: Van Kampen	Current Subadviser: Morgan Stanley Investment Management
Inc.

3. Effective April 30, 2010 the following fund name changes apply to the investment portfolios that are currently closed to new investments, and also reflect a Subadviser change as noted:

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio (Class S)
ING Lord Abbett Affiliated Portfolio	ING Lord Abbett Growth and Income Portfolio (Class S
AIM V. I. Leisure Fund	Invesco V. I. Leisure Fund (Class I)
Former Subadviser: AIM Advisors, Inc.	Current Subadviser: Invesco Advisers, Inc.

4. Effective after the close of business on or about August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

DVA Plus NY – DVNY-10	1 of 2	04/10

Information Regarding the Portfolio Reorganizations:

These reorganizations will be administered pursuant to agreements, which have been approved by the boards of trustees of the Disappearing Portfolios. The reorganization agreements are also subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about August 20, 2010, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio.
Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the
Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing
Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

5. Overnight Delivery. If you would like a withdrawal sent to you by overnight delivery service, you may choose to have the $20 charge for overnight delivery deducted from the amount of the withdrawal.

DVA Plus NY – DVNY-10	2 of 2	04/10

SUPPLEMENT Dated April 27, 2010
To The Current Prospectus

Empire PrimElite

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

1. Effective April 30, 2010 the following fund name changes apply to the investment portfolios that are currently open to new investments, and also reflect Subadviser changes as noted:

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Van Kampen Global Franchise Portfolio	ING Morgan Stanley Global Franchise Portfolio (Class S)
Former Subadviser: Van Kampen	Current Subadviser: Morgan Stanley Investment Management
Inc.
Legg Mason Partners Variable High Income Portfolio	Legg Mason Western Asset Variable High Income Portfolio
Former Subadviser: Legg Mason Partners Fund Advisors,	Current Subadviser: Western Asset Management Company
LLC
Legg Mason Partners Variable International All Cap	Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	Opportunity Portfolio
Former Subadviser: Legg Mason Partners Fund Advisors,	Current Subadviser: Global Currents Investment Management,
LLC	LLC
Legg Mason Partners Variable Investors Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio
Former Subadviser: Legg Mason Partners Fund Advisors,	Current Subadviser: ClearBridge Advisors, LLC
LLC
Legg Mason Partners Variable LifeStyle Allocation 50%	Legg Mason Variable LifeStyle Allocation 50% Portfolio
Portfolio	Current Subadviser: Legg Mason Global Asset Allocation,
Former Subadviser: Legg Mason Partners Fund Advisors,	LLC
LLC
Legg Mason Partners Variable LifeStyle Allocation 70%	Legg Mason Variable LifeStyle Allocation 70% Portfolio
Portfolio	Current Subadviser: Legg Mason Global Asset Allocation,
Former Subadviser: Legg Mason Partners Fund Advisors,	LLC
LLC
Legg Mason Partners Variable LifeStyle Allocation 85%	Legg Mason Variable LifeStyle Allocation 85% Portfolio
Portfolio	Current Subadviser: Legg Mason Global Asset Allocation,
Former Subadviser: Legg Mason Partners Fund Advisors,	LLC
LLC

2. Overnight Delivery. If you would like a withdrawal sent to you by overnight delivery service, you may choose to have the $20 charge for overnight delivery deducted from the amount of the withdrawal.

Empire PrimElite – EPE-10	1	04/10